Provisions - Summary of Changes in Provisions (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		$ 3,221,012		$ 3,853,234
Increases		2,957,924		3,651,191
Decreases Reversals				491
Decreases Charge Off		1,173,534		3,007,095
Monetary effects		(2,217,270)		(1,275,827)
Amounts at the end of fiscal year		2,788,132		3,221,012
For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		972		2,112
Increases				81,094
Decreases Reversals				491
Decreases Charge Off				80,987
Monetary effects		(472)		(756)
Amounts at the end of fiscal year		500		972
Letter of credit, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	[1]	687,783		68,213
Increases	[1]	597,408		733,472
Decreases Charge Off	[1]			2,476
Monetary effects	[1]	(513,370)		(111,426)
Amounts at the end of fiscal year	[1]	771,821		687,783
Commercial claims in progress [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		618,540	[2]	2,026,171
Increases		359,718		725,219
Decreases Charge Off		123,645		1,666,413
Monetary effects		(360,003)		(466,437)
Amounts at the end of fiscal year	[2]	494,610		618,540
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		419,573		669,642
Increases		566,056		518,976
Decreases Charge Off		484,148		548,277
Monetary effects		(235,115)		(220,768)
Amounts at the end of fiscal year		266,366		419,573
Pension funds—reimbursement
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		206,987		261,241
Increases		556,916		80,570
Decreases Charge Off		23,843		35,614
Monetary effects		(221,570)		(99,210)
Amounts at the end of fiscal year		518,490		206,987
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		1,287,157		825,855
Increases		877,826		1,511,860
Decreases Charge Off		541,898		673,328
Monetary effects		(886,740)		(377,230)
Amounts at the end of fiscal year		$ 736,345		$ 1,287,157

[1]	These amounts correspond to the ECL calculated for contingent transactions, which are mentioned in note 4.
[2]	See also note 50.2.